Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses to intangible assets	$ 10,316	$ 290,374
Impairment of intangible assets		$ 536,161